Financing Costs And Income - Schedule of Financing Costs and Financing Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Financing Costs and Financing Income [abstract]
Interest on long-term debt	$ 82.4	$ 62.9
Transaction costs on long-term debt	12.7	0.0
Interest and commitment fees on revolving credit facilities	6.2	6.6
Interest on lease liabilities	9.3	9.0
Net interest on employee future benefit liabilities (Note 17)	5.5	6.2
Other	3.9	6.2
Financing costs	120.0	90.9
Financing income	(19.8)	(2.2)
Total	$ 100.2	$ 88.7